VIA EDGAR

April 3, 2009

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Attention: Office of Filings, Information and Consumer Services

     Re:  The Gabelli Equity Trust Inc. (the "Fund")
          Definitive Proxy Materials
          File No. 811-04700

Ladies and Gentleman:

Pursuant to Rule 14a-6(b) of the Securities Act of 1934, as amended, please accept for filing on behalf of the Fund, the definitive proxy materials, which include a Notice of Meeting, the Proxy Statement, and Form of Proxy in connection with the Fund's Annual Meeting of Shareholders to be held on May 18, 2009.

The proposals to be considered by Shareholders at the May 18, 2009 Annual Meeting are: (i) election of two (2) Directors of the Fund and (ii) such other matters as may properly come before said meeting.

Should members of the Commission's staff have any questions or comments concerning this filing, they should contact David James at (617) 338-4595.

                                        Very truly yours,


                                        /s/ David James
                                        ----------------------------------------
                                        David James
                                        Assistant Secretary

cc: B. Alpert
    A. Mullady
    C. Austin
    R. DiMartino, Esq.
    D. Joire, Esq.